Information Concerning the Group's Consolidated Operations - Summary of Income Tax Expenses (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	[1]	Jun. 30, 2024	Jun. 30, 2023	[2]
Major components of tax expense (income) [abstract]
Income tax	$ 193	$ (258)		$ 455	$ (258)
Percentage change	(174.70%)			(276.20%)

[1]	These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)
[2]	These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)